Long-Term Investments	6 Months Ended
Jun. 30, 2026
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS
5.	LONG-TERM INVESTMENTS

The Company’s long-term investments consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Equity investments accounted for using the equity method	$11,366	$8,873

Movement of equity method investment

	For the Six Months Ended June 30, 2026	Year Ended December 31, 2025
Beginning balance	$8,873	$1,900
Addition	2,176	6,860
Share of income in equity method investees	7	(41)
Foreign currency translation adjustment	310	154
Ending balance	$11,366	$8,873

The Company has the following equity investments which were accounted for using the equity method:

(a)	In 2007, the Company acquired 40% of the equity interests of Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”) with a cash consideration of approximately $1.8 million (RMB12 million). As the Company is able to exercise significant influence over Fujian Bafang after such acquisition, the Company therefore accounted for this investment under the equity method of accounting.

(b)	On June 19, 2024, Shengfeng Supply Chain Management Co., Ltd. completed the transaction to sell 49% equity interest of Pingtan SF and Pingtan SF’s subsidiary (SF Smart) to a third party for a consideration of approximately $7.0 million (RMB49.0 million). On July 25, 2025, Shengfeng Supply Chain Management Co., Ltd. and the third party signed an annulment agreement, pursuant to which, the above equity transaction was annulled. As a result, Shengfeng Supply Chain Management Co., Ltd. refunded above-mentioned consideration to this third party and the third party transferred the 49% equity interest of Pingtan SF back to Shengfeng Supply Chain Management Co., Ltd. As the Company is able to exercise significant influence over Pingtan SF after this transaction, the Company therefore accounted for this investment under the equity method of accounting.

(c)	On June 2, 2026, Shengfeng VIE entered into an agreement with a related party, Shengfeng International Holdings Limited (a company held by the Company’s shareholder) to acquire 20% equity interest of Hebei Tianyu Shengfeng Supply Chain Management Co., Ltd (“Hebei Tianyu”) for a consideration of $nil. As of the equity interest transfer date, the previous shareholder has not contributed the designated register capital of approximately $2.9 million (RMB20.0 million), representing the 20% in Hebei Tianyu. Shengfeng VIE is required to contribute the registered capital of approximately $2.9 million (RMB20.0 million) to Hebei Tianyu. As of June 30, 2026, Shengfeng VIE has made register capital of approximately $2.2 million (RMB15.0 million) to Hebei Tianyu. Subsequently, on July 15, 2026, the shareholder of Hebei Tianyu approved a registered capital reduction, whereby Shengfeng VIE’s capital contribution obligation was reduced to $2.2 million (RMB15.0 million). As the Company is able to exercise significant influence over Hebei Tianyu, the Company therefore accounted for this investment under the equity method of accounting.

No impairment loss was recognized for the long-term investments for the six months ended June 30, 2026 and 2025.